Accrued expenses and other current liabilities and Provision (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Salaries and benefits payables	257,207	110,899
Taxes payable	101,487	80,591
Product warranties	41,924	42,553
Accrued costs of the Merger	54,984	54,984
Other payables and accrued charges*	158,938	135,937
Accrued expenses and other current liabilities	614,540	424,964

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*Other payables and accrued charges primarily include accrual for research and development expenses.

Schedule of changes in product warranties
The following table provides a reconciliation of changes in the product warranties:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	92,148	132,795
Additions	85,161	25,679
Settlements	(44,514)	(18,371)
Balance at the end of the year/period	132,795	140,103
Including:
Current portion of warranty included in “Accrued expenses and other current liabilities”	41,924	42,553
Noncurrent portion of warranty included in “Provision”	90,871	97,550